Employee benefits - Summary of fair value of plan assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [abstract]
Cash and cash equivalents	$ 7,594
Debt instruments categorized by issuers' credit rating:
US Government bonds		$ 8,004
Total	$ 7,594	$ 8,004